PRESIDENT'S MESSAGE

Dear Investor:

I am pleased to present the Semi-Annual Report to Shareholders for Automated Government Cash Reserves, a portfolio of Federated Government Trust, for the six-month period ended October 31, 1997. The report begins with a brief commentary by the fund's portfolio manager on the short-term government market, followed by a complete list of the fund's investments and its financial statements.

On behalf of its investors, the fund pursues current income, a high level of liquidity, and a stable net asset value of $1.00.* It invests exclusively in a portfolio of securities issued or guaranteed by the U.S. government or its agencies. Of course, the fund itself is not guaranteed.

During the six-month reporting period, dividends paid to shareholders totaled $15.9 million, or $0.02 per share. At the end of the reporting period, fund net assets totaled $663.2 million.

Thank you for selecting Automated Government Cash Reserves as a high-quality cash investment. As always, we welcome your questions, comments, or suggestions.

Sincerely,

[Graphic]

Glen R. Johnson
President
December 15, 1997

* Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in this fund is not insured or guaranteed by the U.S. government.

INVESTMENT REVIEW

Automated Government Cash Reserves, which is rated AAAm by Standard & Poor's Ratings Services ("S&P")* and Aaa by Moody's Investors Service, Inc. ("Moody's"),* is invested only in direct issues of the U.S. Treasury and government securities whose interest is exempt from various states' personal income tax, if owned directly. The Fund's acceptable investments do not include repurchase agreements, because it was created to meet the needs of tax-sensitive investors in states which consider income from all repurchase agreements as taxable. The Fund continues to emphasize issues of the Student Loan Marketing Association, Federal Farm Credit Bank, and Federal Home Loan Bank. We continue to maintain a small Treasury position within the Fund's portfolio when agency spreads are narrow.

Over the six-month period ended October 31, 1997, Federal Reserve Board ("Fed") policy remained on hold with the federal funds target rate at 5.50%. Economic fundamentals remained strong over the period, but inflationary pressures remained benign. On the heels of the 0.25% tightening by the Fed in late March 1997, short-term interest rates gradually declined over the second quarter as fears of another near-term Fed tightening receded notably in light of little to no evidence of price pressures. The market then traded within a fairly narrow range through the summer months, with few new developments to break it out of its holding pattern. Fed tightening fears were rekindled in early October 1997. However, comments by Fed officials indicated an internal debate at the Fed over whether tight labor markets and above-trend growth must eventually lead to inflationary pressures, and many analysts expected a 0.25% hike in the Fed funds target rate at the Fed's November 12, 1997 Federal Open Market Committee meeting. Turmoil in the overseas markets in late October 1997, particularly in the Asian equity markets, took the pressure off of the Fed in the near term and put them back on the sidelines until the situation stabilizes.

Movements in the one-year Treasury bill reflected the shifting market sentiment over the period. The yield on this security declined steadily from 5.90% in early May 1997 to 5.50% in early July 1997, then traded within a fairly narrow range until early October 1997. Then, the yield rose to 5.60% by the middle of the month as Fed tightening expectations resurfaced, plunged to 5.20% in the midst of the Asian crisis as investors sought a safe haven in Treasury securities, and ended the month around 5.30%.

Over the reporting period, the Fund was targeted in a 35- to 45-day average maturity range, representing a neutral stance. The average maturity of the Fund varied within that range according to relative value opportunities available in the short-term Treasury and agency markets. Technical influences in shorter-term Treasury securities caused agency spreads to widen, and as a result, the agency market was our preferred investment sector over the period. The Fund remained barbelled in structure, combining short-term discount notes and government agency floating rate notes with purchases of fixed-rate securities with longer maturities. Liquidity for the portfolio was enhanced by the use of a floating rate agency master note agreement. Although the economic fundamentals still point to an economy with a decent head of steam, the uncertainty about the recent developments in Asia are likely to keep the Fed on hold for the time being, and the Fund will likely maintain its current stance in the near term.

* This rating is obtained after S&P evaluates a number of factors, including credit quality, market price exposure and management. S&P monitors the portfolio weekly for developments that could cause changes in the ratings. Money market funds and bond funds rated Aaa by Moody's are judged to be of an investment quality similar to Aaa-rated fixed income obligations, that is, they are judged to be of the best quality. Ratings are subject to change, and do not remove market risks.

                          PORTFOLIO OF INVESTMENTS
                     AUTOMATED GOVERNMENT CASH RESERVES
                        OCTOBER 31, 1997 (UNAUDITED)

      PRINCIPAL
        AMOUNT                                                                           VALUE

 SHORT-TERM GOVERNMENT AND AGENCY OBLIGATIONS--104.5%
 $           3,500,000 Federal Farm Credit Bank Note, 5.700%, 9/2/1998               $    3,495,937
            16,000,000 (a)Federal Farm Credit Bank, Discount Notes, 5.380%,              15,961,742
                       11/17/1997
            11,000,000 (b)Federal Farm Credit Bank, Floating Rate Notes, 5.430%,         10,998,464
                       11/4/1997
            60,500,000 Federal Home Loan Bank Notes, 5.460% - 13.000%, 11/18/1997 -      60,725,809
                       10/23/1998
           252,115,000 (a)Federal Home Loan Bank, Discount Notes, 5.380% - 5.620%,      250,603,486
                       11/3/1997 - 4/15/1998
            55,500,000 (b)Federal Home Loan Bank, Floating Rate Notes, 5.310% -          55,467,491
                       5.529%, 11/4/1997 - 12/4/1997
            34,800,000 Student Loan Marketing Association Floating Rate Master           34,800,000
                       Notes, 5.450%, 11/4/1997
           177,000,000 (a)Student Loan Marketing Association, Discount Notes,           176,458,241
                       5.400% - 5.630%, 11/3/1997 - 1/27/1998
            58,000,000 (b)Student Loan Marketing Association, Floating Rate
                       Notes, 57,974,216 5.270% - 5.580%, 11/4/1997
             6,000,000 Student Loan Marketing Association Note, 5.535%, 2/25/1998         5,992,364
            12,000,000 (a)Tennessee Valley Authority, Discount Notes, 5.390%,            11,913,760
                       12/19/1997
             2,000,000 (a)U.S. Treasury Bills, 5.300%, 3/5/1998                           1,963,489
             2,500,000 U.S. Treasury Notes, 6.125%, 5/15/1998                             2,502,387
             4,000,000 U.S. Treasury Notes, 6.250%, 7/31/1998                             4,015,864
                           Total Investments (at amortized cost)(c)                   $ 692,873,250

(a) Discount rate at time of purchase.

(b) Floating rate note with current rate and next reset date shown.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($663,219,741) at October 31, 1997.

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF ASSETS AND LIABILITIES
                     AUTOMATED GOVERNMENT CASH RESERVES
                        OCTOBER 31, 1997 (UNAUDITED)

 ASSETS:
 Total investments in securities, at amortized cost and value                         $ 692,873,250
 Cash                                                                                       322,163
 Income receivable                                                                        2,571,554
 Receivable for investments sold                                                         20,003,125
 Receivable for shares sold                                                                   1,005
   Total assets                                                                         715,771,097
 LIABILITIES:
 Payable for investments purchased                                    $ 49,737,821
 Income distribution payable                                            2,702,084
 Accrued expenses                                                         111,451
   Total liabilities                                                                     52,551,356
 Net Assets for 663,219,741 shares outstanding                                        $ 663,219,741
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 $663,219,741 / 663,219,741 shares outstanding                                                $1.00

(See Notes which are an integral part of the Financial Statements)

                           STATEMENT OF OPERATIONS
                     AUTOMATED GOVERNMENT CASH RESERVES
                SIX MONTHS ENDED OCTOBER 31, 1997 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                               $  17,828,261
 EXPENSES:
 Investment advisory fee                                               $  1,608,599
 Administrative personnel and services fee                                  242,898
 Custodian fees                                                              15,601
 Transfer and dividend disbursing agent fees and expenses                    11,184
 Trustees' fees                                                               5,520
 Auditing fees                                                                6,532
 Legal fees                                                                   3,496
 Portfolio accounting fees                                                   29,204
 Shareholder services fee                                                   804,300
 Share registration costs                                                    12,788
 Printing and postage                                                         4,784
 Insurance premiums                                                           3,496
 Miscellaneous                                                                6,992
   Total expenses                                                         2,755,394
 Waiver --
   Waiver of investment advisory fee                                       (843,092)
     Net expenses                                                                           1,912,302
       Net investment income                                                            $  15,915,959

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF CHANGES IN NET ASSETS
                     AUTOMATED GOVERNMENT CASH RESERVES

                                                                 SIX MONTHS
                                                                   ENDED
                                                                 (UNAUDITED)        YEAR ENDED
                                                              OCTOBER 31, 1997     APRIL 30, 1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                         $     15,915,959   $      29,429,059
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income                           (15,915,959)        (29,429,059)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                     1,123,225,458       2,280,856,911
 Net asset value of shares issued to shareholders in payment          2,345,463           5,319,923
 of distributions declared
 Cost of shares redeemed                                         (1,125,422,215)     (2,226,241,659)
   Change in net assets resulting from share transactions               148,706          59,935,175
     Change in net assets                                               148,706          59,935,175
 NET ASSETS:
 Beginning of period                                                663,071,035         603,135,860
 End of period                                                 $    663,219,741   $     663,071,035

(See Notes which are an integral part of the Financial Statements)

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                      SIX MONTHS
                                         ENDED
                                      (UNAUDITED)
                                      OCTOBER 31,              YEAR ENDED APRIL 30,
                                         1997    1997      1996      1995     1994      1993
NET ASSET VALUE, BEGINNING OF PERIOD    $ 1.00    $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income                     0.02      0.05     0.05     0.05     0.03     0.03
LESS DISTRIBUTIONS
Distributions from net
investment income                        (0.02)    (0.05)   (0.05)   (0.05)   (0.03)   (0.03)
NET ASSET VALUE, END OF PERIOD          $ 1.00    $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
TOTAL RETURN(A)                           2.52%     4.90%    5.24%    4.68%    2.77%    2.92%
RATIOS TO AVERAGE NET ASSETS
Expenses                                  0.59%*    0.59%    0.58%    0.58%    0.57%    0.57%
Net investment income                     4.95%*    4.80%    5.12%    4.70%    2.75%    2.87%
Expense waiver/reimbursement(b)           0.26%*    0.29%    0.30%    0.32%    0.09%    0.08%
SUPPLEMENTAL DATA
Net assets, end of period
(000 omitted)                         $663,220  $663,071 $603,136 $603,849 $457,944 $396,370

* Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                        NOTES TO FINANCIAL STATEMENTS
                     AUTOMATED GOVERNMENT CASH RESERVES
                        OCTOBER 31, 1997 (UNAUDITED)

ORGANIZATION

Federated Government Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Automated Government Cash Reserves (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At October 31, 1997, capital paid-in aggregated $663,219,741.

Transactions in shares were as follows:

                                   SIX MONTHS
                                ENDED YEAR ENDED
                                                                    OCTOBER 31, 1997      APRIL 30,
                                                                                            1997
 Shares sold                                                          1,123,225,458      2,280,856,911
 Shares issued to shareholders in payment of                              2,345,463          5,319,923
 distributions declared
 Shares redeemed                                                     (1,125,422,215)    (2,226,241,659)
   Net change resulting from share transactions                             148,706         59,935,175

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services, ("FSS") the Fund will pay FSS up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

                                  TRUSTEES

                               John F. Donahue

                              Thomas G. Bigley

                             John T. Conroy, Jr.

                             William J. Copeland

                                James E. Dowd

                           Lawrence D. Ellis, M.D.

                           Edward L. Flaherty, Jr.

                               Glen R. Johnson

                               Peter E. Madden

                               Gregor F. Meyer

                             John E. Murray, Jr.

                              Wesley W. Posvar

                              Marjorie P. Smuts

                                  OFFICERS

                               John F. Donahue

                                  Chairman

                               Glen R. Johnson

                                  President

                           J. Christopher Donahue

                          Executive Vice President

                             Edward C. Gonzales

                          Executive Vice President

                              John W. McGonigle

             Executive Vice President, Treasurer, and Secretary

                              Richard B. Fisher

                               Vice President

                              Matthew S. Hardin

                             Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated Securities Corp., Distributor
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com


Automated Government Cash Reserves

SEMI-ANNUAL REPORT TO SHAREHOLDERS

OCTOBER 31, 1997

Cusip 314186107
0112708 (12/97)


                             PRESIDENT'S MESSAGE

Dear Investor:

I am pleased to present the Semi-Annual Report to Shareholders for Automated Treasury Cash Reserves, a portfolio of Federated Government Trust, for the six-month period ended October 31, 1997. The report begins with a brief commentary by the fund's portfolio manager on the short-term government market, followed by a complete list of the fund's investments and its financial statements.

On behalf of its investors, the fund pursues competitive income, a high level of liquidity, and a stable net asset value of $1.00,* all through a portfolio of U.S. Treasury obligations.

During the six-month reporting period, dividends paid to shareholders totaled $6.4 million, or $0.02 per share. At the end of the reporting period, the fund's net assets reached $303.3 million.

Thank you for your confidence in Automated Treasury Cash Reserves. Your questions, comments, or suggestions are always welcome.

Sincerely,

[Graphic]

Glen R. Johnson
President
December 15, 1997

* Money market funds seek to maintain a stable net asset value of $1.00.
  There is no assurance that they will be able to do so. An investment in this fund is not insured or guaranteed by the U.S. government.

                              INVESTMENT REVIEW

Automated Treasury Cash Reserves, which is rated AAAm by Standard & Poor's Ratings Services ("S&P")* and Aaa by Moody's Investors Service, Inc. ("Moody's"),* is invested only in direct issues of the U.S. Treasury. The Fund was created to meet the needs of tax-sensitive investors in states which consider income from all repurchase agreements as taxable. Therefore, the fund's acceptable investments do not include repurchase agreements, and liquidity is maintained by including a laddered position of short-term Treasury securities.

With Federal Reserve Board ("Fed") policy remaining on hold over the reporting period, movements in short-term Treasury securities were dominated by technical influences, particularly in the Treasury bill market. Stronger-than-expected tax receipts and continued improvement in the budget deficit led to reductions in the overall size of Treasury bill auctions. This lack of supply relative to the overall demand for these securities drove interest rates lower. The technical pressures were relieved temporarily at times with the issuance of short-term cash management bills, but resumed again with the maturity of these instruments. The downward pressure on rates was exacerbated toward the end of September 1997 with quarter-end window-dressing, and in October 1997 by a flight-to-quality to the Treasury markets because of turmoil in the Asian equity markets. Overall, the combination of these factors caused short Treasury securities to trade at an abnormal relationship to the federal funds target--trading well below that 5.50% target for securities under six months in maturity--given the generally robust state of the economy.

The yield on the three-month Treasury bill began the reporting period on May 1, 1997, at 5.20% but plunged to 4.80% by the end of the month. The yield then rose as high as 5.30% by early August 1997, but then fell steadily again to 4.90% by late September 1997. The yield on this security then climbed back to end October 1997, in spite of all of the volatility over the period, at 5.20% once more.

For most of the six-month reporting period, the Fund was targeted in a 35- to 45-day average maturity range, representing a neutral stance. The average maturity of the Fund varied within that range and was at times somewhat above or below that range according to relative value opportunities available in the short-term Treasury market and in response to shifting technical factors at the front end of the yield curve. The Fund trades actively when market opportunities present themselves, in order to maximize shareholder value. Although the economic fundamentals still point to an economy with a decent head of steam, the uncertainty about the recent developments in Asia are likely to keep the Fed on hold for the time being.

* This rating is obtained after S&P evaluates a number of factors, including credit quality, market price exposure and management. S&P monitors the portfolio weekly for developments that could cause changes in the ratings. Money market funds and bond funds rate Aaa by Moody's are judged to be of an investment quality similar to Aaa-rated fixed income obligations, that is, they are judged to be of the best quality. Ratings are subject to change, and do not remove market risks.

                          PORTFOLIO OF INVESTMENTS
                      AUTOMATED TREASURY CASH RESERVES

                        OCTOBER 31, 1997 (UNAUDITED)

      PRINCIPAL
       AMOUNT                                                                            VALUE

 U.S. TREASURY--100.1%
 (A)U.S. TREASURY BILLS--41.0%
 $         24,000,000 4.850% - 4.925%, 12/26/1997                                    $   23,820,562
            9,000,000 4.890% - 5.015%, 1/2/1998                                           8,923,129
           20,500,000 4.905% - 4.950%, 12/4/1997                                         20,407,185
            9,000,000 4.905% - 5.080%, 1/15/1998                                          8,906,208
           37,000,000 4.970% - 5.170%, 1/22/1998                                         36,576,214
            4,000,000 4.985%, 1/8/1998                                                    3,955,308
           10,000,000 5.060%, 1/29/1998                                                   9,874,906
           12,000,000 5.135%, 11/13/1997                                                 11,979,460
              TOTAL                                                                     124,442,972
 U.S. TREASURY NOTES--59.1%
           38,000,000 5.000%, 1/31/1998                                                  37,953,159
            5,000,000 5.125%, 2/28/1998                                                   4,995,557
           48,000,000 5.375% - 6.000%, 11/30/1997                                        48,016,155
            5,000,000 6.125%, 3/31/1998                                                   5,015,087
           28,000,000 7.250%, 2/15/1998                                                  28,132,960
           55,000,000 7.375%, 11/15/1997                                                 55,036,007
              TOTAL                                                                      179,148,925
              TOTAL INVESTMENTS (AT AMORTIZED COST)(B)                                 $ 303,591,897

(a) Each issue shows the rate of discount at the time of purchase.

(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($303,362,143) at October 31, 1997.

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF ASSETS AND LIABILITIES

                      AUTOMATED TREASURY CASH RESERVES

                        OCTOBER 31, 1997 (UNAUDITED)

 ASSETS:
 Total investments in securities, at amortized cost and value                         $ 303,591,897
 Income receivable                                                                        4,040,563
 Receivable for investments sold                                                         24,768,083
   Total assets                                                                         332,400,543
 LIABILITIES:
 Payable for investments purchased                                     $ 24,712,778
 Income distribution payable                                              1,168,612
 Payable to Bank                                                          3,087,769
 Accrued expenses                                                            69,241
   Total liabilities                                                                     29,038,400
 Net Assets for 303,362,143 shares outstanding                                        $ 303,362,143
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 $303,362,143 / 303,362,143 shares outstanding                                                $1.00

(See Notes which are an integral part of the Financial Statements)

                           STATEMENT OF OPERATIONS

                      AUTOMATED TREASURY CASH RESERVES

                SIX MONTHS ENDED OCTOBER 31, 1997 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                               $ 7,233,096
 EXPENSES:
 Investment advisory fee                                                  $   684,454
 Administrative personnel and services fee                                    103,353
 Custodian fees                                                                 8,485
 Transfer and dividend disbursing agent fees and expenses                       8,104
 Trustees' fees                                                                 3,496
 Auditing fees                                                                  6,532
 Legal fees                                                                     3,312
 Portfolio accounting fees                                                     36,404
 Shareholder services fee                                                     342,227
 Share registration costs                                                      12,344
 Printing and postage                                                           3,312
 Insurance premiums                                                             2,392
 Miscellaneous                                                                  7,104
   Total expenses                                                           1,221,519
 Waivers--
   Waiver of investment advisory fee                        $ (372,796)
   Waiver of shareholder services fee                          (41,067)
     Total waivers                                                           (413,863)
       Net expenses                                                                         807,656
         Net investment income                                                          $ 6,425,440

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF CHANGES IN NET ASSETS

                      AUTOMATED TREASURY CASH RESERVES

                                   SIX MONTHS
                                      ENDED
                             (UNAUDITED) YEAR ENDED
                                                                 OCTOBER 31, 1997   APRIL 30, 1997
 INCREASE IN NET ASSETS:
 OPERATIONS--
 Net investment income                                             $    6,425,440   $    12,362,293
 Net realized gain (loss) on investments                                       --           118,401
   Change in net assets resulting from operations                       6,425,440        12,480,694
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income                              (6,425,440)      (12,362,293)
 Distributions from net realized gains                                         --          (118,401)
   Change in net assets resulting from distributions to                (6,425,440)      (12,480,694)
 shareholders
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                         478,426,771       925,773,225
 Net asset value of shares issued to shareholders in payment of         1,056,750         2,903,115
 distributions declared
 Cost of shares redeemed                                             (465,647,445)     (899,818,480)
   Change in net assets resulting from share transactions              13,836,076        28,857,860
     Change in net assets                                              13,836,076        28,857,860
 NET ASSETS:
 Beginning of period                                                  289,526,067       260,668,207
 End of period                                                     $  303,362,143   $   289,526,067

(See Notes which are an integral part of the Financial Statements)

                            FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                          SIX MONTHS
                                             ENDED
                                          (UNAUDITED)
                                           OCTOBER 31,                YEAR ENDED APRIL 30,
                                              1997        1997       1996       1995       1994       1993
NET ASSET VALUE, BEGINNING OF PERIOD        $ 1.00       $ 1.00      $1.00     $ 1.00     $ 1.00     $ 1.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income                         0.02         0.05       0.05       0.04       0.03       0.03
Net realized and unrealized gain (loss)
on investments                                  --         0.00(a)      --         --         --         --
Total from investment operations              0.02         0.05       0.05       0.04       0.03       0.03
LESS DISTRIBUTIONS
Distributions from net investment income     (0.02)       (0.05)     (0.05)     (0.04)     (0.03)     (0.03)
Distributions from net realized
gain on investments                             --        (0.00)(a)  (0.00)(a)     --         --         --
Total distributions                          (0.02)       (0.05)     (0.05)     (0.04)     (0.03)     (0.03)
NET ASSET VALUE, END OF PERIOD              $ 1.00       $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
TOTAL RETURN(B)                               2.38%        4.71%      5.04%      4.37%      2.58%      2.88%
RATIOS TO AVERAGE NET ASSETS
Expenses                                      0.59%*       0.57%      0.57%      0.56%      0.57%      0.39%
Net investment income                         4.69%*       4.58%      4.92%      4.29%      2.55%      2.79%
Expense waiver/reimbursement(c)               0.30%*       0.34%      0.37%      0.32%      0.13%      0.53%
SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)   $303,362     $289,526   $260,668   $167,508   $190,840   $252,955

* Computed on an annualized basis.

(a) Amount is less than one cent.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                        NOTES TO FINANCIAL STATEMENTS

                      AUTOMATED TREASURY CASH RESERVES

                        OCTOBER 31, 1997 (UNAUDITED)

ORGANIZATION

Federated Government Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Automated Treasury Cash Reserves (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At October 31, 1997, capital paid-in aggregated $303,362,143.

Transactions in shares were as follows:

                                                                          Six Months
                                                                             Ended         Year Ended
                                                                      October 31, 1997   April 30, 1997
 Shares sold                                                              478,426,771      925,773,225
 Shares issued to shareholders in payment of                                1,056,750        2,903,115
 distributions declared
 Shares redeemed                                                         (465,647,445)    (899,818,480)
   Net change resulting from share transactions                            13,836,076       28,857,860

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSE

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

                                  TRUSTEES

                               John F. Donahue

                              Thomas G. Bigley

                             John T. Conroy, Jr.

                             William J. Copeland

                                James E. Dowd

                           Lawrence D. Ellis, M.D.

                           Edward L. Flaherty, Jr.

                               Glen R. Johnson

                               Peter E. Madden

                               Gregor F. Meyer

                             John E. Murray, Jr.

                              Wesley W. Posvar

                              Marjorie P. Smuts

                                  OFFICERS

                               John F. Donahue

                                  Chairman

                               Glen R. Johnson

                                  President

                           J. Christopher Donahue

                          Executive Vice President

                             Edward C. Gonzales

                          Executive Vice President

                              John W. McGonigle

             Executive Vice President, Treasurer, and Secretary

                              Richard B. Fisher

                               Vice President

                              Matthew S. Hardin

                             Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]Federated Investors

Automated Treasury Cash Reserves

SEMI-ANNUAL REPORT TO SHAREHOLDERS OCTOBER 31, 1997

Federated Securities Corp., Distributor
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com

Cusip 314186404
2112509 (12/97)

[Graphic]


                             PRESIDENT'S MESSAGE

Dear Investor:

I am pleased to present the Semi-Annual Report to Shareholders for U.S. Treasury Cash Reserves, a portfolio of Federated Government Trust, for the six-month period ended October 31, 1997. The report begins with a brief commentary by the fund's portfolio manager on the short-term government market, followed by a complete list of the fund's investments and its financial statements.

On behalf of its investors, the fund pursues competitive income, a high level of liquidity, and a stable net asset value of $1.00,* through a portfolio consisting primarily of U.S. Treasury bills and notes.

During the six-month reporting period, dividends paid to shareholders of the fund's Institutional Shares totaled $30.5 million, or $0.03 per share. For the same reporting period, dividends paid to shareholders of the fund's Institutional Service Shares totaled $11.2 million, or $0.02 per share. Fund net assets rose from $1.5 billion at the beginning of the reporting period to reach $1.7 billion at the end of the reporting period.

Thank you for your confidence in U.S. Treasury Cash Reserves. As always, we welcome your questions, comments, or suggestions.

Sincerely,

[Graphic]

Glen R. Johnson
President
December 15, 1997

* Money market funds seek to maintain a stable net asset value of $1.00. There is no assurance that they will be able to do so. An investment in this fund is not insured or guaranteed by the U.S. government.

                              INVESTMENT REVIEW

U.S. Treasury Cash Reserves, which is rated AAAm by Standard & Poor's Ratings Services ("S&P")* and Aaa by Moody's Investors Service, Inc. ("Moody's"),* is invested only in direct issues of the U.S. Treasury. The Fund was created to meet the needs of tax-sensitive investors in states which consider income from all repurchase agreements as taxable. Therefore, the fund's acceptable investments do not include repurchase agreements, and liquidity is maintained by including a laddered position of short-term Treasury securities.

With Federal Reserve Board ("Fed") policy remaining on hold over the reporting period, movements in short-term Treasury securities were dominated by technical influences, particularly in the Treasury bill market. Stronger-than-expected tax receipts and continued improvement in the budget deficit led to reductions in the overall size of Treasury bill auctions. This lack of supply relative to the overall demand for these securities drove interest rates lower. The technical pressures were relieved temporarily at times with the issuance of short-term cash management bills, but resumed again with the maturity of these instruments. The downward pressure on rates was exacerbated toward the end of September 1997 with quarter-end window-dressing, and in October 1997 by a flight-to-quality to the Treasury markets because of turmoil in the Asian equity markets. Overall, the combination of these factors caused short Treasury securities to trade at an abnormal relationship to the federal funds target--trading well below that 5.50% target for securities under six months in maturity--given the generally robust state of the economy.

The yield on the three-month Treasury bill began the reporting period on May 1, 1997, at 5.20% but plunged to 4.80% by the end of the month. The yield then rose as high as 5.30% by early August 1997, but then fell steadily again to 4.90% by late September 1997. The yield on this security then climbed back to end October 1997, in spite of all of the volatility over the period, at 5.20% once more.

For most of the six-month reporting period, the Fund was targeted in a 35- to 45-day average maturity range, representing a neutral stance. The average maturity of the Fund varied within that range and was at times somewhat above or below that range according to relative value opportunities available in the short-term Treasury market and in response to shifting technical factors at the front end of the yield curve. The Fund trades actively when market opportunities present themselves, in order to maximize shareholder value. Although the economic fundamentals still point to an economy with a decent head of steam, the uncertainty about the recent developments in Asia are likely to keep the Fed on hold for the time being.

* This rating is obtained after S&P evaluates a number of factors, including credit quality, market price exposure and management. S&P monitors the portfolio weekly for developments that could cause changes in the ratings. Money market funds and bond funds rate Aaa by Moody's are judged to be of an investment quality similar to Aaa-rated fixed-income obligations, that is, they are judged to be of the best quality. Ratings are subject to change, and do not remove market risks.

                          PORTFOLIO OF INVESTMENTS
                        U.S. TREASURY CASH RESERVES

                        OCTOBER 31, 1997 (UNAUDITED)

      PRINCIPAL
        AMOUNT                                                                          VALUE

 U.S. TREASURY OBLIGATIONS--99.1%
 (A)U.S. TREASURY BILLS--26.8%
 $          65,000,000           4.905% - 5.080%, 1/15/1998                                  $     64,326,354
            23,500,000           4.910% - 4.950%, 12/4/1997                                        23,393,790
            65,000,000           4.920% - 5.015%, 1/2/1998                                         64,445,143
            11,000,000           4.925%, 12/26/1997                                                10,917,233
            24,000,000           4.985%, 1/8/1998                                                  23,774,013
           247,300,000           5.015% - 5.180%, 1/22/1998                                       244,388,910
            42,000,000           5.060%, 1/29/1998                                                 41,474,603
             5,000,000           5.135%, 11/20/1997                                                 4,986,449
                                     TOTAL                                                        477,706,495
 U.S. TREASURY NOTES--72.3%
           260,410,000           5.000%, 1/31/1998                                                260,089,856
            35,000,000           5.125%, 2/28/1998                                                 34,968,897
           257,644,000           5.375% - 6.000%, 11/30/1997                                      257,676,203
            35,000,000           6.125%, 3/31/1998                                                 35,105,609
           125,000,000           7.250%, 2/15/1998                                                125,588,852
           576,600,000           7.375% - 8.875%, 11/15/1997                                      577,022,870
                                     TOTAL                                                      1,290,452,287
                                     TOTAL INVESTMENTS (AT AMORTIZED COST)(B)                 $ 1,768,158,782


(a) Each issue shows the rate of discount at the time of purchase.

(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($1,783,706,599) at October 31, 1997.

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF ASSETS AND LIABILITIES

                        U.S. TREASURY CASH RESERVES

                        OCTOBER 31, 1997 (UNAUDITED)

 ASSETS:
 Total investments in securities, at amortized cost and value                       $ 1,768,158,782
 Income receivable                                                                       31,988,534
 Receivable for investments sold                                                        231,829,260
   Total assets                                                                       2,031,976,576
 LIABILITIES:
 Payable for investments purchased                                 $ 231,604,790
 Income distribution payable                                           7,476,205
 Payable to Bank                                                       9,029,950
 Accrued expenses                                                        159,032
   Total liabilities                                                                    248,269,977
 Net Assets for 1,783,706,599 shares outstanding                                    $ 1,783,706,599
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER
 SHARE:
 INSTITUTIONAL SHARES:
 $1,254,981,021 / 1,254,981,021 shares outstanding                                            $1.00
 INSTITUTIONAL SERVICE SHARES:
 $528,725,578 / 528,725,578 shares outstanding                                                $1.00

(See Notes which are an integral part of the Financial Statements)

                           STATEMENT OF OPERATIONS

                        U.S. TREASURY CASH RESERVES

                SIX MONTHS ENDED OCTOBER 31, 1997 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                                  $ 44,126,294
 EXPENSES:
 Investment advisory fee                                                $   3,329,034
 Administrative personnel and services fee                                    628,355
 Custodian fees                                                                51,426
 Transfer and dividend disbursing agent fees and                               89,336
 expenses
 Trustees' fees                                                                 9,016
 Auditing fees                                                                  6,532
 Legal fees                                                                     4,232
 Portfolio accounting fees                                                     73,755
 Shareholder services fee--Institutional Shares                             1,498,711
 Shareholder services fee--Institutional Service                              581,935
 Shares
 Share registration costs                                                      44,436
 Printing and postage                                                           3,863
 Insurance premiums                                                             6,531
 Miscellaneous                                                                  3,220
   Total expenses                                                           6,330,382
 Waivers--
   Waiver of investment advisory fee                    $ (2,548,601)
   Waiver of shareholder services fee--Institutional      (1,498,711)
 Shares
     Total waivers                                                         (4,047,312)
       Net expenses                                                                           2,283,070
         Net investment income                                                             $ 41,843,224

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF CHANGES IN NET ASSETS

                         U.S. TREASURY CASH RESERVES

                                                                 SIX MONTHS
                                                                   ENDED
                                                                 (UNAUDITED)           YEAR ENDED
                                                              OCTOBER 31, 1997       APRIL 30, 1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                         $     41,843,224   $      67,963,849
 Net realized gain on investments                                            --             534,077
   Change in net assets resulting from operations                    41,843,224          68,497,926
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
   Institutional Shares                                             (30,549,262)        (52,325,091)
   Institutional Service Shares                                     (11,293,962)        (15,638,758)
 Distributions from net realized gains
   Institutional Shares                                                      --            (405,943)
   Institutional Service Shares                                              --            (128,134)
     Change in net assets resulting from distributions to           (41,843,224)        (68,497,926)
 shareholders
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                     3,223,075,022       5,551,441,597
 Net asset value of shares issued to shareholders in payment          4,053,431           8,283,271
 of distributions declared
 Cost of shares redeemed                                         (3,020,837,159)     (5,197,070,436)
   Change in net assets resulting from share transactions           206,291,294         362,654,432
     Change in net assets                                           206,291,294         362,654,432
 NET ASSETS:
 Beginning of period                                              1,577,415,305       1,214,760,873
 End of period                                                 $  1,783,706,599   $   1,577,415,305

(See Notes which are an integral part of the Financial Statements)

                 FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                             SIX MONTHS
                                                ENDED
                                             (UNAUDITED)
                                              OCTOBER 31,                       YEAR ENDED APRIL 30,
                                                1997            1997        1996        1995      1994       1993
NET ASSET VALUE, BEGINNING OF PERIOD           $ 1.00         $ 1.00       $ 1.00     $ 1.00     $ 1.00     $ 1.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income                            0.03           0.05         0.05       0.05       0.03       0.03
Net realized gain on investments                   --           0.00(a)        --         --         --         --
Total from investment operations                 0.03           0.05         0.05       0.05       0.03       0.03
LESS DISTRIBUTIONS
Distributions from net investment income        (0.03)         (0.05)       (0.05)     (0.05)     (0.03)     (0.03)
Distributions from net realized gains              --           0.00(a)        --         --         --         --
NET ASSET VALUE, END OF PERIOD                 $ 1.00         $ 1.00       $ 1.00     $ 1.00     $ 1.00     $ 1.00
TOTAL RETURN(B)                                  2.59%          5.10%        5.43%      4.75%      2.95%      3.13%
RATIOS TO AVERAGE NET ASSETS
Expenses                                         0.20%*         0.20%        0.20%      0.20%      0.20%      0.20%
Net investment income                            5.10%*         4.95%        5.29%      4.85%      2.93%      3.03%
Expense waiver/reimbursement(c)                  0.56%*         0.57%        0.59%      0.39%      0.43%      0.50%
SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)    $1,254,981     $1,131,071     $937,662   $609,233   $265,030   $177,471

* Computed on an annualized basis.

(a) Amount is less than one cent.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

             FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          SIX MONTHS
                                                             ENDED
                                                          (UNAUDITED)
                                                           OCTOBER 31,         YEAR ENDED APRIL 30,
                                                             1997         1997      1996       1995(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                        $ 1.00     $ 1.00      $ 1.00     $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                       0.02       0.05        0.05       0.03
   Net realized gain on investments                              --       0.00(b)       --        --
 LESS DISTRIBUTIONS
   Distributions from net investment income                   (0.02)     (0.05)      (0.05)     (0.03)
   Distributions from net realized gains                         --       0.00(b)       --         --
 NET ASSET VALUE, END OF PERIOD                              $ 1.00     $ 1.00      $ 1.00     $ 1.00
 TOTAL RETURN(C)                                               2.46%      4.84%       5.17%      2.60%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                    0.45%*     0.45%       0.45%      0.45%*
   Net investment income                                       4.85%*     4.69%       4.97%      5.33%*
   Expense waiver/reimbursement(d)                             0.31%*     0.32%       0.34%      0.39%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                 $528,726   $446,344    $227,099    $60,508

* Computed on an annualized basis

(a) Reflects operations for the period from December 15, 1994 (date of initial public investment) to April 30, 1995.

(b) Amount is less than one cent.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                        NOTES TO FINANCIAL STATEMENTS

                        U.S. TREASURY CASH RESERVES

                        OCTOBER 31, 1997 (UNAUDITED)

ORGANIZATION

Federated Government Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of U.S. Treasury Cash Reserves (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income consistent with stability of principal and liquidity. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1997, capital paid-in aggregated $1,783,706,599.

Transactions in shares were as follows:

                                                                          SIX MONTHS
                                                                            ENDED             YEAR ENDED
 INSTITUTIONAL SHARES                                                  OCTOBER 31, 1997     APRIL 30, 1997
 Shares sold                                                              2,345,789,036      4,027,835,159
 Shares issued to shareholders in payment of distributions declared           1,689,123          3,282,589

 Shares redeemed                                                         (2,223,567,984)    (3,837,708,405)
   Net change resulting from Institutional Shares transactions              123,910,175        193,409,343

                                                                         SIX MONTHS
                                                                            ENDED               YEAR ENDED
 INSTITUTIONAL SERVICE SHARES                                          OCTOBER 31, 1997       APRIL 30, 1997
 Shares sold                                                                877,285,986      1,523,606,438
 Shares issued to shareholders in payment of distributions declared           2,364,308          5,000,682
 Shares redeemed                                                           (797,269,175)    (1,359,362,031)
   Net change resulting from Institutional Service Shares transactions       82,381,119        169,245,089
   Net change resulting from share transactions                             206,291,294        362,654,432

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. For the period ended October 31, 1997, Institutional Shares fully waived its shareholder service fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

                                  TRUSTEES

                               John F. Donahue

                              Thomas G. Bigley

                             John T. Conroy, Jr.

                             William J. Copeland

                                James E. Dowd

                           Lawrence D. Ellis, M.D.

                           Edward L. Flaherty, Jr.

                               Glen R. Johnson

                               Peter E. Madden

                               Gregor F. Meyer

                             John E. Murray, Jr.

                              Wesley W. Posvar

                              Marjorie P. Smuts

                                  OFFICERS

                               John F. Donahue
                                  Chairman

                               Glen R. Johnson
                                  President

                           J. Christopher Donahue
                          Executive Vice President

                             Edward C. Gonzales
                          Executive Vice President

                              John W. McGonigle
             Executive Vice President, Treasurer, and Secretary

                              Richard B. Fisher
                               Vice President

                              Matthew S. Hardin
                             Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

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U.S. Treasury Cash Reserves

SEMI-ANNUAL REPORT
TO SHAREHOLDERS
OCTOBER 31, 1997


Federated Securities Corp., Distributor
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com

Cusip 314186503
Cusip 314186305
2112510 (12/97)

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